Other Liabilities, Provisions and Commitments - Summary of Other Non-current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [abstract]
Taxes payable	$ 38	$ 38
Debt with former shareholders	1,578	1,575
Other	825	440
Other non-current liabilities	$ 2,441	$ 2,053